UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:          811-7803

NAME OF REGISTRANT:                          VANGUARD SCOTTSDALE FUNDS

ADDRESS OF REGISTRANT:                       PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:       ANNE E. ROBINSON
                                             PO BOX 876
                                             VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:   (610) 669-1000

DATE OF FISCAL YEAR END:                     AUGUST 31

DATE OF REPORTING PERIOD:                    JULY 1, 2019 - JUNE 30, 2020

******************************* FORM N-Px REPORT *******************************

ICA File Number: 81107803P
Reporting Period: 07/01/2019 - 06/30/2020
VANGUARD SCOTTSDALE FUNDS









====================== VANGUARD TOTAL CORPORATE BOND ETF =======================

The votes reported reflect votes cast at the Fund's discretion and exclude any votes cast pursuant to a regulatory requirement

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

By:     /s/Mortimer J. Buckley
           Mortimer J. Buckley*
           Chief Executive Officer, President, and Trustee

Date:   August 27, 2020
*By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216. Incorporated by Reference.